INCOME TAX (Narrative) (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2017 USD ($)	Nov. 30, 2017 BRL (R$)	Nov. 30, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2017 BRL (R$)	Nov. 30, 2017 ILS (₪)
Income Taxes [Line Items]
Tax rate applicable to the Company				24.00%	25.00%	26.50%
Preferred Company [Member] | Maximum [Member] | Corporate Tax Rate Year Twenty Sixteen [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				26.50%
Preferred Company [Member] | Minimum [Member] | Corporate Tax Rate Year Twenty Sixteen [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				25.00%
Preferred Company [Member] | Scenario One [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				16.00%
Preferred Company [Member] | Scenario One [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				9.00%
Preferred Company [Member] | Scenario One [Member] | Maximum [Member] | Corporate Tax Rate Year Twenty Eighteen [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				25.00%
Preferred Company [Member] | Scenario One [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				7.50%
Preferred Company [Member] | Scenario One [Member] | Minimum [Member] | Corporate Tax Rate Year Twenty Eighteen [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company				23.00%
Israeli Tax Authority (ITA) [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments	$ 1,800,000
Timing difference - deductions	2,000,000
Amount received from tax authorities	3,000,000
Amount paid to tax authorities as interest expense	500,000
Israeli Tax Authority (ITA) [Member] | ILS [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments | ₪								₪ 6,200,000
Timing difference - deductions | ₪			₪ 7,200,000
Amount received from tax authorities | ₪								₪ 11,000,000
Amount paid to tax authorities as interest expense | ₪			₪ 1,800,000
Brazilian Tax Authority (RFB) [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments	1,500,000
Amount received from tax authorities	3,100,000
Amount paid to tax authorities as interest expense	500,000
Amount paid to tax authorities as penalty	$ 1,100,000
Brazilian Tax Authority (RFB) [Member] | BRL [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments | R$							R$ 4,800,000
Amount received from tax authorities | R$							R$ 10,300,000
Amount paid to tax authorities as interest expense | R$		R$ 1,700,000
Amount paid to tax authorities as penalty | R$		R$ 3,600,000
US [Member]
Income Taxes [Line Items]
Carry forward tax losses				$ 3,600,000
Carry forward tax losses, expiration				Dec. 31, 2022